Label	Element	Value
AllianzGI NFJ Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated June 14, 2018

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Large-Cap Value Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI NFJ Large-Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective August 28, 2018, within the Fund Summary related to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds $5 billion.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Within the Fund Summary relating to the Fund, the following broad-based market index will be added to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark in the subsection entitled “Performance Information—Average Annual Total Returns (for periods ended 12/31/16)”:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 28, 2018, the Russell 1000 Value Index is the Fund’s primary benchmark and replaces the Russell Top 200 Value Index. The Russell 1000 Value Index is the most commonly used index in the Fund’s peer group and encompasses a broader range of stocks that better reflect the Fund’s investment universe.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
AllianzGI NFJ Large-Cap Value Fund | Russell Top 200 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.20%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.40%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2000	[1]
AllianzGI NFJ Large-Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.34%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.80%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.72%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2000	[1]

[1]	Effective August 28, 2018, the Russell 1000 Value Index is the Fund's primary benchmark and replaces the Russell Top 200 Value Index. The Russell 1000 Value Index is the most commonly used index in the Fund's peer group and encompasses a broader range of stocks that better reflect the Fund's investment universe.